Retirement Plans (Details 5) (USD $) In Millions, unless otherwise specified	12 Months Ended
	May 31, 2014	May 31, 2013
Actual return on plan assets
Ending balance May 31	$ 21,444	$ 19,047
Fair Value Inputs Level 3 [Member]
Defined Benefit Plan Change In Fair Value Of Plan Assets Roll Forward
Beginning balance May 31	332	402
Actual return on plan assets
Assets held during current year	(17)	(29)
Assets sold during the year	53	55
Purchases, sales and settlements	(92)	(96)
Ending balance May 31	$ 276	$ 332